Common Stocks and Additional Paid-in Capital - General (Details) (USD $) In Thousands, except Share data, unless otherwise specified	11 Months Ended
	Dec. 06, 2011	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2011	Dec. 31, 2010	Dec. 07, 2010
Common Stock and Additional Paid-in Capital
Common stock shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	250,000,000	500
Preferred stock shares authorized		500,000,000	500,000,000	500,000,000
Common stock par value		$ 0.01	$ 0.01		$ 0.01	$ 20
Shares dividends					$ 103,125,000
Repurchase program amount	$ 500,000